UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.1%
Safran SA(1)	64,256	$4,864,871
United Technologies Corp.	27,331	2,741,573

		$7,606,444

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.(1)	70,533	$4,947,890

		$4,947,890

Automobiles — 0.6%
Toyota Motor Corp.(1)	33,228	$2,212,645

		$2,212,645

Banks — 9.7%
Bank of America Corp.(1)	279,826	$5,003,289
Citigroup, Inc.(1)	68,567	4,008,427
Credit Agricole SA(1)	299,265	4,708,820
JPMorgan Chase & Co.(1)	101,689	6,968,747
Lloyds Banking Group PLC(1)	2,977,403	3,877,201
Natixis SA(1)	609,099	4,470,314
PNC Financial Services Group, Inc. (The)(1)	27,090	2,659,696
Regions Financial Corp.(1)	334,442	3,474,852

		$35,171,346

Beverages — 3.5%
Anheuser-Busch InBev NV(1)	34,377	$4,107,421
Constellation Brands, Inc., Class A(1)	40,934	4,912,899
Diageo PLC	129,213	3,622,194

		$12,642,514

Biotechnology — 2.3%
Biogen, Inc.(2)	4,453	$1,419,527
Celgene Corp.(2)	18,997	2,493,356
Gilead Sciences, Inc.(1)	38,474	4,534,546

		$8,447,429

Capital Markets — 2.4%
Azimut Holding SpA	136,086	$3,399,100
Charles Schwab Corp. (The)	40,320	1,406,361
Macquarie Group, Ltd.(1)	68,480	4,098,744

		$8,904,205

Chemicals — 3.3%
E.I. du Pont de Nemours & Co.	16,908	$942,790
LyondellBasell Industries NV, Class A(1)	58,599	5,498,344
Monsanto Co.	15,572	1,586,631
PPG Industries, Inc.(1)	36,142	3,917,070

		$11,944,835

Commercial Services & Supplies — 0.9%
Brambles, Ltd.	400,507	$3,176,962

		$3,176,962

Communications Equipment — 1.3%
QUALCOMM, Inc.(1)	73,490	$4,732,021

		$4,732,021

Security	Shares	Value
Consumer Finance — 1.3%
Discover Financial Services(1)	87,325	$4,873,608

		$4,873,608

Diversified Telecommunication Services — 2.8%
Deutsche Telekom AG	98,110	$1,774,069
Nippon Telegraph & Telephone Corp.(1)	128,100	4,933,480
Verizon Communications, Inc.	76,292	3,569,703

		$10,277,252

Electric Utilities — 0.9%
NextEra Energy, Inc.(1)	32,666	$3,436,463

		$3,436,463

Electrical Equipment — 1.7%
Mitsubishi Electric Corp.	236,185	$2,536,684
Nidec Corp.	40,750	3,643,306

		$6,179,990

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.(1)	168,363	$3,145,021
Yaskawa Electric Corp.	125,807	1,491,137

		$4,636,158

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.(1)	38,992	$5,665,538
CVS Health Corp.(1)	33,843	3,806,322

		$9,471,860

Food Products — 3.6%
Kerry Group PLC, Class A	37,156	$2,823,495
Mondelez International, Inc., Class A(1)	120,220	5,425,529
Unilever NV(1)	106,687	4,779,393

		$13,028,417

Health Care Equipment & Supplies — 1.6%
Medtronic PLC(1)	72,452	$5,679,512

		$5,679,512

Hotels, Restaurants & Leisure — 1.4%
Accor SA(1)	53,248	$2,610,402
Compass Group PLC	166,126	2,657,291

		$5,267,693

Household Products — 0.8%
Reckitt Benckiser Group PLC	30,320	$2,907,633

		$2,907,633

Industrial Conglomerates — 1.2%
Danaher Corp.	28,709	$2,628,596
Koninklijke Philips NV	57,444	1,600,747

		$4,229,343

Insurance — 5.4%
Aflac, Inc.(1)	49,288	$3,156,896
AXA SA(1)	168,673	4,442,040
Mediolanum SpA	343,038	2,746,273
Prudential PLC(1)	234,127	5,507,938
St. James’s Place PLC	247,254	3,772,556

		$19,625,703

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(2)	7,907	$4,239,338

		$4,239,338

Security	Shares	Value
Internet Software & Services — 3.6%
Facebook, Inc., Class A(2)	23,020	$2,164,110
Google, Inc., Class C(1)(2)	17,203	10,762,369

		$12,926,479

IT Services — 0.9%
Visa, Inc., Class A	43,706	$3,292,810

		$3,292,810

Machinery — 1.1%
SKF AB, Class B(1)	213,380	$4,173,596

		$4,173,596

Media — 2.7%
Comcast Corp., Class A(1)	49,356	$3,080,308
Live Nation Entertainment, Inc.(2)	15,889	416,610
Walt Disney Co. (The)(1)	52,010	6,241,200

		$9,738,118

Multi-Utilities — 2.0%
National Grid PLC(1)	319,132	$4,247,243
Sempra Energy(1)	29,187	2,970,653

		$7,217,896

Oil, Gas & Consumable Fuels — 6.8%
Devon Energy Corp.(1)	106,159	$5,246,378
Exxon Mobil Corp.(1)	73,895	5,853,223
Occidental Petroleum Corp.(1)	61,785	4,337,307
Phillips 66(1)	49,166	3,908,697
Range Resources Corp.	47,962	1,886,825
Total SA(1)	67,771	3,344,021

		$24,576,451

Pharmaceuticals — 9.1%
Bayer AG	15,111	$2,231,539
Merck & Co., Inc.(1)	57,207	3,372,925
Novartis AG(1)	39,029	4,049,810
Perrigo Co. PLC	13,938	2,678,883
Roche Holding AG PC(1)	20,084	5,802,723
Sanofi(1)	56,758	6,118,008
Shire PLC ADR(1)	16,980	4,530,434
Takeda Pharmaceutical Co., Ltd.	21,662	1,089,844
Teva Pharmaceutical Industries, Ltd. ADR	43,172	2,979,731

		$32,853,897

Real Estate Investment Trusts (REITs) — 2.4%
Public Storage	19,593	$4,020,092
Simon Property Group, Inc.(1)	24,406	4,569,291

		$8,589,383

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV(1)(2)	47,301	$4,587,724

		$4,587,724

Software — 2.4%
Microsoft Corp.(1)	37,896	$1,769,743
Oracle Corp.(1)	105,416	4,210,315
SAP SE	36,446	2,618,392

		$8,598,450

Specialty Retail — 3.2%
Dixons Carphone PLC	263,808	$1,877,234
Home Depot, Inc. (The)(1)	57,645	6,746,195
Industria de Diseno Textil SA	82,906	2,842,685

		$11,466,114

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.(1)	74,492	$9,035,880

		$9,035,880

Textiles, Apparel & Luxury Goods — 4.1%
LVMH Moet Hennessy Louis Vuitton SE	16,305	$3,049,996
NIKE, Inc., Class B(1)	70,969	8,177,048
Pandora A/S(1)	33,260	3,745,200

		$14,972,244

Tobacco — 2.4%
Altria Group, Inc.(1)	84,522	$4,596,306
Imperial Tobacco Group PLC(1)	77,237	4,053,132

		$8,649,438

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC(1)	1,377,064	$5,216,314

		$5,216,314

Total Common Stocks (identified cost $288,741,195)		$359,534,055

Preferred Stocks — 19.0%

Security	Shares	Value
Banks — 9.6%
AgriBank FCB, 6.875% to 1/1/24(3)	16,581	$1,742,041
Barclays Bank PLC, 8.25% to 12/15/18(3)	3,232	3,488,927
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	72,917	2,004,671
CoBank ACB, Series F, 6.25% to 10/1/22(3)	16,600	1,743,000
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	2,500	261,172
Farm Credit Bank of Texas, Series 1, 10.00%	1,406	1,761,015
First Tennessee Bank, 3.75%(4)(5)	840	609,210
JPMorgan Chase & Co., Series O, 5.50%	40,767	986,562
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	817	811,417
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	905	911,118
JPMorgan Chase & Co., Series Y, 6.125%	54,650	1,365,157
KeyCorp, Series A, 7.75%	17,976	2,384,067
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	457	521,923
Northern Trust Corp., Series C, 5.85%	27,190	698,851
Regions Financial Corp., Series A, 6.375%	82,477	2,116,360
Royal Bank of Scotland Group PLC, Series L, 5.75%	33,628	823,886
Royal Bank of Scotland Group PLC, Series S, 6.60%	5,661	142,940
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	23.37	2,607,934
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,477,851
Texas Capital Bancshares, Inc., 6.50%	67,865	1,692,553
Texas Capital Bancshares, Inc., Series A, 6.50%	8,300	208,247
Webster Financial Corp., Series E, 6.40%	55,731	1,419,051
Wells Fargo & Co., Series L, 7.50%	1,672	1,993,208
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	40,874	1,078,358
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	1,277	1,227,814
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	735	806,668

		$34,884,001

Capital Markets — 1.8%
Affiliated Managers Group, Inc., 6.375%	26,846	$710,681
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	743,688
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	62,587	1,554,661
Morgan Stanley, Series G, 6.625%	89,683	2,349,246
State Street Corp., Series D, 5.90% to 3/15/24(3)	43,925	1,142,599

		$6,500,875

Security	Shares	Value
Consumer Finance — 1.4%
Capital One Financial Corp., Series B, 6.00%	104,898	$2,649,724
Discover Financial Services, Series B, 6.50%	84,716	2,231,631

		$4,881,355

Diversified Financial Services — 1.0%
KKR Financial Holdings, LLC, Series A, 7.375%	77,254	$2,043,561
RBS Capital Funding Trust VII, Series G, 6.08%	69,787	1,740,488

		$3,784,049

Electric Utilities — 1.7%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,242	$1,376,097
Entergy Arkansas, Inc., 6.45%	105,069	2,659,559
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	39,000	988,747
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	13,772	332,491
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	861	952,930

		$6,309,824

Food Products — 1.3%
Dairy Farmers of America, 7.875%(4)	22,100	$2,363,319
Land O’Lakes, Inc., 8.00%(4)	1,683	1,748,013
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	555,256

		$4,666,588

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	44,548	$1,144,995

		$1,144,995

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$420,089

		$420,089

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	50,495	$1,355,412

		$1,355,412

Real Estate Investment Trusts (REITs) — 0.7%
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	$858,144
DDR Corp., Series J, 6.50%	65,000	1,679,600

		$2,537,744

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank, 8.998% to 12/31/17(3)	825	$783,750
EverBank Financial Corp., Series A, 6.75%	69,734	1,769,500

		$2,553,250

Total Preferred Stocks (identified cost $64,489,592)		$69,038,182

Corporate Bonds & Notes — 9.8%

Security	Principal Amount (000’s omitted)	Value
Banks — 4.1%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$950	$819,090
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(3)	1,610	1,604,767
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,081	1,046,408
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	2,276	2,368,510
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	2,500	2,440,625

Security	Principal Amount (000’s omitted)	Value
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	$2,020	$2,032,625
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(3)	894	893,017
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(3)	787	822,415
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	2,152	2,310,710
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	846	671,513

		$15,009,680

Diversified Financial Services — 0.5%
Leucadia National Corp., 6.625%, 10/23/43	$1,281	$1,237,421
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	670	544,375

		$1,781,796

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,427	$1,503,701

		$1,503,701

Electric Utilities — 1.8%
AES Panama SA, 6.00%, 6/25/22(4)	$423	$428,922
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	2,210	2,598,960
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	3,750	3,284,336

		$6,312,218

Energy Equipment & Services — 0.3%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$1,338	$1,060,365

		$1,060,365

Insurance — 1.6%
Genworth Financial, Inc., 7.625%, 9/24/21	$383	$412,204
Genworth Financial, Inc., 7.70%, 6/15/20	71	78,366
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	1,059	1,679,044
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	571	631,669
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	3,349	2,846,650

		$5,647,933

Metals & Mining — 0.1%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$601	$507,094

		$507,094

Oil, Gas & Consumable Fuels — 0.3%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$2,053	$954,645

		$954,645

Telecommunications — 0.7%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(3)(4)	$2,538	$2,671,245

		$2,671,245

Total Corporate Bonds & Notes (identified cost $35,423,320)		$35,448,677

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
iShares MSCI Japan ETF	370,225	$4,787,009
iShares U.S. Preferred Stock ETF	89,005	3,517,478

Total Exchange-Traded Funds (identified cost $8,380,110)		$8,304,487

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$7,014	$7,013,963

Total Short-Term Investments (identified cost $7,013,963)		$7,013,963

Total Investments — 132.2% (identified cost $404,048,180)		$479,339,364

Other Assets, Less Liabilities — (32.2)%		$(116,694,676)

Net Assets — 100.0%		$362,644,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $27,111,439 or 7.5% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $2,310,710 or 0.6% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $6,077.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.6%	$275,855,893
United Kingdom	11.6	55,456,588
France	8.0	38,287,692
Japan	3.3	15,907,096
Ireland	2.9	14,028,540
Switzerland	2.6	12,293,158
Italy	1.8	8,744,333
Germany	1.8	8,656,625
Australia	1.6	7,907,375
Netherlands	1.6	7,692,172
Sweden	0.9	4,173,596

Country	Percentage of Total Investments	Value
Belgium	0.8%	$4,107,421
Spain	0.8	3,903,050
Denmark	0.8	3,745,200
Israel	0.6	2,979,731
Colombia	0.6	2,671,245
Brazil	0.4	1,865,498
Chile	0.3	1,376,097
Cayman Islands	0.2	954,645
Panama	0.1	428,922
Exchange-Traded Funds	1.7	8,304,487

Total Investments	100.0%	$479,339,364

The Fund did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$403,996,646

Gross unrealized appreciation	$85,634,736
Gross unrealized depreciation	(10,292,018)

Net unrealized appreciation	$75,342,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,900,699	$18,995,453		$—	$47,896,152
Consumer Staples	24,406,594	22,293,268		—	46,699,862
Energy	21,232,430	3,344,021		—	24,576,451
Financials	40,141,259	37,022,986		—	77,164,245
Health Care	27,688,914	19,291,924		—	46,980,838
Industrials	10,318,059	19,996,166		—	30,314,225
Information Technology	43,699,993	4,109,529		—	47,809,522
Materials	11,944,835	—		—	11,944,835
Telecommunication Services	3,569,703	11,923,863		—	15,493,566
Utilities	6,407,116	4,247,243		—	10,654,359
Total Common Stocks	$218,309,602	$141,224,453	*	$—	$359,534,055

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$4,666,588	$—	$4,666,588
Energy	—	1,355,412	—	1,355,412
Financials	20,939,285	34,201,989	—	55,141,274
Industrials	—	1,144,995	—	1,144,995
Utilities	420,089	6,309,824	—	6,729,913
Total Preferred Stocks	$21,359,374	$47,678,808	$—	$69,038,182
Corporate Bonds & Notes	$—	$35,448,677	$—	$35,448,677
Exchange-Traded Funds	8,304,487	—	—	8,304,487
Short-Term Investments	—	7,013,963	—	7,013,963
Total Investments	$247,973,463	$231,365,901	$—	$479,339,364

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015